Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Transactions with Huntsman
We are party to a variety of transactions and agreements with Huntsman, our former parent and former largest shareholder.
On August 11, 2017, we entered into a separation agreement with Huntsman to effect the separation and to provide a framework for the relationship with Huntsman. This agreement governs the relationship between Venator and Huntsman subsequent to the completion of the separation and provides for the allocation between Venator and Huntsman of assets, liabilities and obligations attributable to periods prior to the separation. Pursuant to the separation agreement and other agreements with Huntsman, we agreed to indemnify Huntsman for certain liabilities, including those related to the operation of our business while it was still owned by Huntsman. Because these agreements were entered into in the context of a related party transaction, the terms may not be comparable to terms that would be obtained in a transaction between unaffiliated parties.
See description of our tax matters arrangement with Huntsman as part of the separation in "Note 19. Income Taxes."
SK Capital Share Acquisition
In December 2020, funds advised by SK Capital purchased just under 40% of Venator’s outstanding shares from Huntsman Corporation. We transact with other entities under common ownership by SK Capital in the ordinary course of business. Purchases and sales with these entities since becoming affiliates were immaterial to our consolidated statements of operations. Accounts receivable and accounts payable with these affiliates were immaterial to our consolidated balance sheets.

Other Related Party Transactions
We conduct transactions in the normal course of business with other parties under common ownership. Sales of raw materials to LPC as part of a sourcing arrangement were $124 million, $84 million and $81 million for the years ended December 31, 2022, 2021 and 2020, respectively. Proceeds from this arrangement are recorded as a reduction of cost of goods sold in Venator’s consolidated statements of operations. Related to this same arrangement, purchases of finished goods from LPC were $226 million, $189 million and $168 million for the years ended December 31, 2022, 2021 and 2020, respectively. The related accounts receivable from affiliates and accounts payable to affiliates as of December 31, 2022 and 2021 are recognized in the consolidated balance sheets.